FINANCIAL INSTRUMENTS	3 Months Ended
Mar. 31, 2013
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

10.   FINANCIAL INSTRUMENTS

  Currency Risk Management

  The Company utilizes foreign exchange hedges to reduce the variability in expected future cash flows arising from changes in foreign currency exchange. The hedged items represent a portion of the Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures in 2012.

  As at March 31, 2012, forward contracts with a cash flow hedging relationship that did qualify for hedge accounting under ASC 815 — Derivatives and Hedging, hedged $225.0 million of 2012 expenditures. $25.0 million will expire under the contract each month during 2012 at an average rate of US$1.00 = C$1.01. The effective hedges that expired for the three months ended March 31, 2012 resulted in a net realized gain of $0.5 million. As of March 31, 2012, the Company recognized a mark-to-market gain of $2.4 million in Accumulated other comprehensive loss ("AOCL"). Amounts deferred in AOCL are reclassified to the production costs line item on the interim unaudited consolidated statements of income and comprehensive income, as applicable, when the derivative financial instrument has settled. There were no effective forward contracts purchased or outstanding for the three months ended March 31, 2012.

  During the first quarter of 2013, the Company entered into a foreign exchange zero cost collar with a cash flow hedging relationship that did qualify for hedge accounting under ASC 815 — Derivatives and Hedging. The purchase of US dollar put options was financed through selling US dollar call options at a higher level such that the net premium payable to the different counterparties by the Company was nil. The hedged item represents monthly forecast Canadian dollar cash outflows during 2013. At March 31, 2013, the zero cost collars hedged $45.0 million of 2013 expenditures at an average exchange rate of US$1.00 = C$1.03 and the Company recognized a mark-to-market gain of $0.1 million in AOCL. Amounts deferred in AOCL are reclassified to the production costs line item of the consolidated statements of income and comprehensive income, as applicable, when the hedged transaction has occurred. For the contracts that expired during the first quarter of 2013, no realized gains or realized losses were recognized. No effective foreign exchange zero cost collars were purchased or outstanding for the three months ended March 31, 2012.

  Mark-to-market gains (losses) related to foreign exchange derivative financial instruments are based on broker-dealer quotations that utilize period end forward pricing of the currency hedged to calculate fair value.

  The Company's other foreign currency derivative strategies in 2013 and 2012 consisted mainly of writing US dollar call options with short maturities to generate premiums that would, in essence, enhance the spot transaction rate received when exchanging US dollars for Canadian dollars. All of these derivative transactions expired prior to period-end such that no derivatives were outstanding on March 31, 2013 or March 31, 2012. For the three months ended March 31, 2013, the Company's foreign currency derivative financial instruments generated $0.7 million, (three months ended March 31, 2012 — $0.4 million) in call option premiums that were recognized in the gain on derivative financial instruments line item of the interim unaudited consolidated statements of income and comprehensive income.

  Commodity Price Risk Management

  During the three months ended March 31, 2013, the Company recorded intra-quarter zinc derivative financial instruments realized gains of nil (2012 — $0.4 million) that were recognized in the gain on derivative financial instruments line item of the interim unaudited consolidated statements of income and comprehensive income. There were no intra-quarter zinc derivative financial instruments outstanding at March 31, 2013 and no intra-quarter zinc derivative financial instruments were purchased during the three months ended March 31, 2013.

  In the second quarter of 2012, to mitigate the risks associated with fluctuating diesel fuel prices, the Company entered into financial contracts to hedge the price on a portion of diesel fuel costs associated with the Meadowbank mine's diesel fuel exposure as it relates to operating costs. Financial contracts expiring in 2012 and totaling 9.5 million gallons of heating oil were entered into at an average price of $2.97 per gallon, which was approximately 55% of the Meadowbank mine's expected 2012 diesel fuel exposure. In addition, financial contracts expiring in 2013 and totaling 0.5 million gallons of heating oil were entered into at an average price of $2.45 per gallon, which is approximately 3% of the Meadowbank mine's expected 2013 diesel fuel exposure. The contracts expiring in 2013 did qualify for hedge accounting and the related $0.1 million market-to-market gain as at March 31, 2013 was recognized in AOCL. No heating oil financial contracts expired during the first quarter of 2013 and no similar derivative financial instruments existed for the Company in the first quarter of 2012. Amounts deferred in AOCL are reclassified to the production costs line item of the interim unaudited consolidated statements of income and comprehensive income, as applicable, when the derivative financial instrument has settled. Mark-to-market gains (losses) related to heating oil derivative financial instruments are based on broker-dealer quotations that utilize period end forward pricing to calculate fair value.

  The fair value of the Company's derivative financial instruments are reported on the fair value of derivative financial instruments line item of the interim unaudited consolidated balance sheets.

  The following table summarizes the changes in AOCL balances recorded in the interim unaudited consolidated financial statements pertaining to derivative financial instruments:

	Three Months Ended March 31,
	2013	2012
Accumulated other comprehensive loss, beginning of period	$(260)	$(4,404)
Other comprehensive gain — foreign exchange derivative financial instruments	81	7,274
Reclassification to the interim unaudited consolidated statements of income	10	(510)

Accumulated other comprehensive income, end of period	$(169)	$2,360

  The following table summarizes the amounts recognized in the gain on derivative financial instruments line item of the interim unaudited consolidated statements of income:

	Three Months Ended March 31,
	2013	2012
Premiums realized on written foreign exchange call options	$684	$419
Mark-to-market gain on derivative equity contracts	2,298	—
Realized gain on zinc derivative financial instruments	—	476

Gain on derivative financial instruments	$2,982	$895